UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Mid-Cap Index Fund

Investor Class (TRMNX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$14	0.27%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$296,605
Number of Portfolio Holdings	516

Portfolio Turnover Rate	20.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Financials	17.7
Industrials & Business Services	17.6
Consumer Discretionary	12.0
Health Care	8.0
Communication Services	7.0
Materials	4.9
Real Estate	4.5
Consumer Staples	3.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	2.3%
MicroStrategy	2.0
AppLovin	1.6
Snowflake	1.4
Robinhood Markets	1.4
Marvell Technology	1.3
CRH	1.2
Cloudflare	1.2
ROBLOX	1.2
Cheniere Energy	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F32-053 8/25

Mid-Cap Index Fund

Investor Class (TRMNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Mid-Cap Index Fund

I Class (TRMSX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$7	0.14%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$296,605
Number of Portfolio Holdings	516

Portfolio Turnover Rate	20.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Financials	17.7
Industrials & Business Services	17.6
Consumer Discretionary	12.0
Health Care	8.0
Communication Services	7.0
Materials	4.9
Real Estate	4.5
Consumer Staples	3.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	2.3%
MicroStrategy	2.0
AppLovin	1.6
Snowflake	1.4
Robinhood Markets	1.4
Marvell Technology	1.3
CRH	1.2
Cloudflare	1.2
ROBLOX	1.2
Cheniere Energy	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F534-053 8/25

Mid-Cap Index Fund

I Class (TRMSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Mid-Cap Index Fund

Z Class (TRSZX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$296,605
Number of Portfolio Holdings	516

Portfolio Turnover Rate	20.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Financials	17.7
Industrials & Business Services	17.6
Consumer Discretionary	12.0
Health Care	8.0
Communication Services	7.0
Materials	4.9
Real Estate	4.5
Consumer Staples	3.2
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	2.3%
MicroStrategy	2.0
AppLovin	1.6
Snowflake	1.4
Robinhood Markets	1.4
Marvell Technology	1.3
CRH	1.2
Cloudflare	1.2
ROBLOX	1.2
Cheniere Energy	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1261-053 8/25

Mid-Cap Index Fund

Z Class (TRSZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund
TRMSX Mid-Cap Index Fund–
.
I Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 20.84 $ 17.65 $ 13.72 $ 19.55 $ 18.37 $ 13.47
Investment
activities
Net investment
income
(1)(2)
0.06 0.15 0.15 0.16 0.13 0.11
Net realized and
unrealized gain/
loss 1.11 3.37 3.91 (5.74) 1.82 5.43
Total from
investment
activities 1.17 3.52 4.06 (5.58) 1.95 5.54
Distributions
Net investment
income — (0.10) (0.13) (0.14) (0.11) (0.11)
Net realized gain — (0.23) — (0.11) (0.66) (0.53)
Total distributions — (0.33) (0.13) (0.25) (0.77) (0.64)
NET ASSET
VALUE
End of period $ 22.01 $ 20.84 $ 17.65 $ 13.72 $ 19.55 $ 18.37

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.61% 19.84% 29.65% (28.63)% 10.69% 41.29%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.31%
(4)
0.30% 0.35% 2.54% 1.46% 3.14%
Net expenses
after waivers/
payments by
Price Associates 0.27%
(4)
0.27% 0.27% 0.27% 0.30% 0.31%
Net investment
income 0.62%
(4)
0.82% 0.99% 1.00% 0.69% 0.75%
Portfolio turnover
rate 20.0% 31.7% 29.5% 23.4% 34.7% 38.3%
Net assets, end
of period (in
thousands) $108 $103 $214 $166 $237 $8,724
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 20.85 $ 17.70 $ 13.75 $ 19.60 $ 18.42 $ 13.49
Investment
activities
Net investment
income
(1)(2)
0.10 0.19 0.17 0.18 0.18 0.12
Net realized and
unrealized gain/
loss 1.06 3.37 3.93 (5.76) 1.79 5.45
Total from
investment
activities 1.16 3.56 4.10 (5.58) 1.97 5.57
Distributions
Net investment
income — (0.18) (0.15) (0.16) (0.13) (0.11)
Net realized gain — (0.23) — (0.11) (0.66) (0.53)
Total distributions — (0.41) (0.15) (0.27) (0.79) (0.64)
NET ASSET
VALUE
End of period $ 22.01 $ 20.85 $ 17.70 $ 13.75 $ 19.60 $ 18.42

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.56% 19.99% 29.87% (28.57)% 10.77% 41.45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.26%
(4)
0.30% 0.40% 0.44% 0.56% 3.06%
Net expenses
after waivers/
payments by
Price Associates 0.14%
(4)
0.14% 0.14% 0.14% 0.16% 0.18%
Net investment
income 0.97%
(4)
0.98% 1.12% 1.15% 0.86% 0.88%
Portfolio turnover
rate 20.0% 31.7% 29.5% 23.4% 34.7% 38.3%
Net assets, end
of period (in
thousands) $146,930 $138,433 $114,837 $80,256 $90,604 $460
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 20.86 $ 17.71 $ 13.75 $ 19.60 $ 18.41 $ 9.05
Investment
activities
Net investment
income
(2)(3)
0.11 0.22 0.20 0.21 0.22 0.11
Net realized and
unrealized gain/
loss 1.07 3.37 3.93 (5.77) 1.79 9.89
Total from
investment
activities 1.18 3.59 4.13 (5.56) 2.01 10.00
Distributions
Net investment
income — (0.21) (0.17) (0.18) (0.16) (0.11)
Net realized gain — (0.23) — (0.11) (0.66) (0.53)
Total distributions — (0.44) (0.17) (0.29) (0.82) (0.64)
NET ASSET
VALUE
End of period $ 22.04 $ 20.86 $ 17.71 $ 13.75 $ 19.60 $ 18.41

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
5.66% 20.12% 30.09% (28.47)% 11.00% 110.74%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.22%
(5)
0.25% 0.32% 0.40% 0.60% 3.07%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.01% 0.00%
(5)
Net investment
income 1.13%
(5)
1.15% 1.31% 1.37% 1.09% 1.00%
(5)
Portfolio turnover
rate 20.0% 31.7% 29.5% 23.4% 34.7% 38.3%
Net assets, end
of period (in
thousands) $149,567 $96,405 $37,136 $11,404 $1,132 $204
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.0%
COMMUNICATION SERVICES  7.0%
Diversified Telecommunication Services  0.4%
AST SpaceMobile (1) 9,919 464
Frontier Communications Parent (1) 13,493 491
GCI Liberty, Class A, EC (1)(2) 203 —
Iridium Communications  5,459 165
Liberty Global, Class A (1) 9,629 96
Liberty Global, Class C (1) 8,064 83
1,299
Entertainment  4.3%
Liberty Media Corp-Liberty Formula One, Class A (1) 1,306 124
Liberty Media Corp-Liberty Formula One, Class C (1) 12,108 1,265
Liberty Media Corp-Liberty Live, Class A (1) 1,134 90
Liberty Media Corp-Liberty Live, Class C (1) 2,633 214
Madison Square Garden Sports (1) 927 194
ROBLOX, Class A (1) 32,491 3,418
Roku (1) 7,417 652
Spotify Technology (1) 8,867 6,804
12,761
Interactive Media & Services  0.9%
IAC (1) 3,865 144
Pinterest, Class A (1) 34,015 1,220
Reddit, Class A (1) 6,713 1,011
Trump Media & Technology Group (1) 5,964 108
ZoomInfo Technologies (1) 17,008 172
2,655
Media  1.3%
DoubleVerify Holdings (1) 7,790 117
Liberty Broadband, Class A (1) 952 93
Liberty Broadband, Class C (1) 6,443 634
New York Times, Class A  9,235 517
Nexstar Media Group  1,623 281
Sirius XM Holdings  10,923 251
Trade Desk, Class A (1) 25,745 1,853
3,746
Wireless Telecommunication Services  0.1%
Millicom International Cellular  5,911 221
221
Total Communication Services 20,682

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  12.0%
Automobile Components  0.4%
BorgWarner  12,539 420
Gentex  13,016 286
Lear  3,071 292
QuantumScape (1)(3) 23,734 159
1,157
Automobiles  0.4%
Harley-Davidson  6,416 151
Lucid Group (1)(3) 71,488 151
Rivian Automotive, Class A (1) 44,601 613
Thor Industries  2,930 260
1,175
Broadline Retail  1.1%
Coupang (1) 71,622 2,146
Dillard's, Class A (3) 169 70
Etsy (1) 5,939 298
Macy's  15,945 186
Ollie's Bargain Outlet Holdings (1) 3,523 464
3,164
Diversified Consumer Services  1.0%
ADT  20,342 172
Bright Horizons Family Solutions (1) 3,271 404
Duolingo (1) 2,164 887
Grand Canyon Education (1) 1,601 303
H&R Block  7,630 419
Service Corp. International  8,017 653
2,838
Hotels, Restaurants & Leisure  4.1%
Aramark  15,198 636
Boyd Gaming  3,343 262
Cava Group (1) 5,742 484
Choice Hotels International (3) 1,555 197
Churchill Downs  3,741 378
DraftKings, Class A (1) 27,675 1,187
Dutch Bros, Class A (1) 6,655 455
Flutter Entertainment (1) 10,104 2,887
Hyatt Hotels, Class A  2,314 323
Light & Wonder (1) 4,763 459
Penn Entertainment (1) 8,584 153
Planet Fitness, Class A (1) 4,829 527

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Restaurant Brands International  18,632 1,235
Texas Roadhouse  3,810 714
Travel + Leisure  3,616 187
Vail Resorts  2,064 324
Viking Holdings (1) 11,697 623
Wendy's  9,412 108
Wingstop  1,599 538
Wyndham Hotels & Resorts  4,368 355
12,032
Household Durables  1.0%
Newell Brands  23,988 130
SharkNinja (1) 4,050 401
Somnigroup International  11,641 792
Toll Brothers  5,693 650
TopBuild (1) 1,678 543
Whirlpool (3) 3,087 313
2,829
Leisure Products  0.2%
Brunswick  3,768 208
Mattel (1) 18,478 364
YETI Holdings (1) 4,748 150
722
Specialty Retail  2.9%
AutoNation (1) 1,600 318
Bath & Body Works  12,251 367
Burlington Stores (1) 3,619 842
Carvana (1) 7,407 2,496
Chewy, Class A (1) 12,035 513
Dick's Sporting Goods  3,116 616
Five Below (1) 3,098 406
Floor & Decor Holdings, Class A (1) 6,124 465
GameStop, Class A (1)(3) 23,580 575
Gap  13,238 289
Lithia Motors  1,473 498
Murphy USA  1,035 421
Penske Automotive Group  1,064 183
RH (1) 879 166
Valvoline (1) 7,313 277
Wayfair, Class A (1)(3) 5,394 276
8,708
Textiles, Apparel & Luxury Goods  0.9%
Amer Sports (1) 8,584 333

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Birkenstock Holding (1) 3,063 151
Columbia Sportswear  1,496 91
Crocs (1) 3,128 317
On Holding, Class A (1) 12,685 660
PVH  3,006 206
Skechers USA, Class A (1) 7,517 474
Under Armour, Class A (1)(3) 10,867 74
Under Armour, Class C (1) 10,803 70
VF  20,207 238
2,614
Total Consumer Discretionary 35,239
CONSUMER STAPLES  3.2%
Beverages  0.4%
Boston Beer, Class A (1) 469 89
Celsius Holdings (1) 9,460 439
Coca-Cola Consolidated  2,979 333
Primo Brands  14,774 438
1,299
Consumer Staples Distribution & Retail  1.9%
Albertsons, Class A  23,832 513
BJ's Wholesale Club Holdings (1) 7,526 811
Casey's General Stores  2,137 1,090
Maplebear (1) 9,916 449
Performance Food Group (1) 8,787 769
Sprouts Farmers Market (1) 5,637 928
U.S. Foods Holding (1) 13,223 1,018
5,578
Food Products  0.6%
Darling Ingredients (1) 8,999 341
Flowers Foods  10,743 172
Freshpet (1) 2,738 186
Ingredion  3,677 499
Pilgrim's Pride  2,381 107
Post Holdings (1) 2,903 316
Seaboard  16 46
Smithfield Foods  1,579 37
1,704
Household Products  0.0%
Reynolds Consumer Products  3,137 67
67

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.3%
BellRing Brands (1) 7,303 423
Coty, Class A (1) 19,866 93
elf Beauty (1) 3,151 392
908
Total Consumer Staples 9,556
ENERGY  3.0%
Energy Equipment & Services  0.4%
NOV  21,500 267
TechnipFMC  23,919 824
Weatherford International  4,096 206
1,297
Oil, Gas & Consumable Fuels  2.6%
Antero Midstream  19,245 365
Antero Resources (1) 16,683 672
Cheniere Energy  12,721 3,098
Chord Energy  3,398 329
Civitas Resources  5,309 146
DT Midstream  5,842 642
HF Sinclair  9,191 378
Matador Resources  6,721 321
Ovintiv  14,940 568
Permian Resources  36,672 499
Range Resources  13,586 552
Viper Energy  7,552 288
7,858
Total Energy 9,155
FINANCIALS  17.7%
Banks  4.0%
Bank OZK  6,141 289
BOK Financial  1,285 125
Columbia Banking System  12,024 281
Comerica  7,511 448
Commerce Bancshares  7,092 441
Cullen/Frost Bankers  3,421 440
East West Bancorp  7,870 795
First Citizens BancShares, Class A  569 1,113
First Hawaiian  7,205 180
First Horizon  28,930 613
FNB  20,426 298
NU Holdings, Class A (1) 184,150 2,527

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pinnacle Financial Partners  4,394 485
Popular  3,892 429
Prosperity Bancshares  5,263 370
SouthState  5,771 531
Synovus Financial  7,980 413
TFS Financial  3,110 40
Webster Financial  9,629 526
Western Alliance Bancorp  6,209 484
Wintrust Financial  3,798 471
Zions Bancorp  8,346 433
11,732
Capital Markets  6.1%
Affiliated Managers Group  1,607 316
Ares Management, Class A  10,856 1,880
Blue Owl Capital  35,129 675
Brookfield Asset Management, Class A  22,020 1,217
Carlyle Group  15,060 774
Evercore, Class A  2,133 576
Freedom Holding (1)(3) 1,015 148
Hamilton Lane, Class A  2,299 327
Houlihan Lokey  3,114 560
Interactive Brokers Group, Class A  24,391 1,351
Janus Henderson Group  7,222 280
Jefferies Financial Group  8,810 482
Lazard  6,327 304
LPL Financial Holdings  4,597 1,724
Morningstar  1,353 425
Robinhood Markets, Class A (1) 42,671 3,995
SEI Investments  5,986 538
Stifel Financial  5,749 597
TPG  7,450 391
Tradeweb Markets, Class A  6,713 983
Virtu Financial, Class A  4,643 208
XP, Class A  23,324 471
18,222
Consumer Finance  0.9%
Ally Financial  15,890 619
Credit Acceptance (1)(3) 395 201
OneMain Holdings  6,854 391
SLM  12,038 395
SoFi Technologies (1) 61,231 1,115
2,721

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  2.8%
Affirm Holdings (1) 15,451 1,068
Block (1) 31,415 2,134
Corebridge Financial  13,819 491
Equitable Holdings  17,611 988
Euronet Worldwide (1) 2,333 237
MGIC Investment  13,425 374
Mr. Cooper Group (1) 3,611 539
Rocket, Class A (3) 13,287 188
Shift4 Payments, Class A (1)(3) 3,854 382
Toast, Class A (1) 26,013 1,152
UWM Holdings  9,028 37
Voya Financial  5,533 393
Western Union  18,998 160
WEX (1) 1,954 287
8,430
Insurance  3.3%
American Financial Group  3,804 480
Assured Guaranty  2,679 233
Axis Capital Holdings  4,364 453
Brighthouse Financial (1) 3,288 177
CNA Financial  1,203 56
Fidelity National Financial  14,970 839
First American Financial  5,658 347
Hanover Insurance Group  2,060 350
Kemper  3,517 227
Kinsale Capital Group  1,273 616
Lincoln National  9,800 339
Markel Group (1) 717 1,432
Old Republic International  13,151 506
Primerica  1,898 519
Reinsurance Group of America  3,796 753
RenaissanceRe Holdings  2,750 668
RLI  4,708 340
Ryan Specialty Holdings  6,042 411
Unum Group  9,965 805
White Mountains Insurance Group  144 259
9,810
Mortgage Real Estate Investment Trusts  0.6%
AGNC Investment, REIT (3) 54,562 501
Annaly Capital Management, REIT  34,432 648
Rithm Capital, REIT  30,445 344

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Starwood Property Trust, REIT (3) 18,303 367
1,860
Total Financials 52,775
HEALTH CARE  8.0%
Biotechnology  3.4%
Alnylam Pharmaceuticals (1) 7,201 2,348
Apellis Pharmaceuticals (1) 6,203 107
BioMarin Pharmaceutical (1) 10,940 601
Exact Sciences (1) 10,719 570
Exelixis (1) 15,534 685
Halozyme Therapeutics (1) 7,051 367
Insmed (1) 10,280 1,035
Ionis Pharmaceuticals (1) 8,942 353
Natera (1) 7,477 1,263
Neurocrine Biosciences (1) 5,576 701
Revolution Medicines (1) 9,973 367
Roivant Sciences (1) 21,802 246
Sarepta Therapeutics (1) 5,337 91
Summit Therapeutics (1) 6,721 143
Ultragenyx Pharmaceutical (1) 5,169 188
United Therapeutics (1) 2,557 735
Viking Therapeutics (1)(3) 6,270 166
9,966
Health Care Equipment & Supplies  0.8%
DENTSPLY SIRONA  11,458 182
Envista Holdings (1) 9,661 189
Globus Medical, Class A (1) 6,452 381
Inspire Medical Systems (1) 1,646 214
Masimo (1) 2,594 436
Penumbra (1) 2,153 552
Teleflex  2,570 304
2,258
Health Care Providers & Services  0.8%
Acadia Healthcare (1) 5,234 119
Amedisys (1) 1,854 183
Chemed  826 402
Encompass Health  5,736 703
Tenet Healthcare (1) 5,273 928
2,335
Health Care Technology  1.0%
Certara (1) 6,975 82

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Doximity, Class A (1) 7,514 461
Veeva Systems, Class A (1) 8,513 2,451
2,994
Life Sciences Tools & Services  1.2%
Avantor (1) 38,016 512
Bio-Rad Laboratories, Class A (1) 1,115 269
Bruker  5,944 245
Illumina (1) 9,109 869
Medpace Holdings (1) 1,315 413
QIAGEN  12,265 589
Repligen (1) 3,032 377
Sotera Health (1) 8,877 99
Tempus AI (1)(3) 4,736 301
3,674
Pharmaceuticals  0.8%
Corcept Therapeutics (1) 5,408 397
Elanco Animal Health (1) 28,319 404
Jazz Pharmaceuticals (1) 3,413 362
Organon  14,944 145
Perrigo  7,839 210
Royalty Pharma, Class A  22,459 809
2,327
Total Health Care 23,554
INDUSTRIALS & BUSINESS SERVICES  17.6%
Aerospace & Defense  2.5%
ATI (1) 8,054 695
BWX Technologies  5,253 757
Curtiss-Wright  2,171 1,061
HEICO  2,444 802
HEICO, Class A  4,329 1,120
Hexcel  4,602 260
Karman Holdings (1) 1,525 77
Leonardo DRS  4,351 202
Loar Holdings (1) 2,455 212
Rocket Lab (1) 22,543 806
Spirit AeroSystems Holdings, Class A (1) 6,721 256
StandardAero (1) 8,153 258
Woodward  3,413 836
7,342

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.1%
GXO Logistics (1) 6,607 322
322
Building Products  1.5%
AAON  3,866 285
Advanced Drainage Systems  4,065 467
Armstrong World Industries  2,474 402
AZEK (1) 8,135 442
Carlisle  2,477 925
Fortune Brands Innovations  6,960 358
Hayward Holdings (1) 11,419 158
Owens Corning  4,885 672
Simpson Manufacturing  2,411 374
Trex (1) 6,141 334
4,417
Commercial Services & Supplies  0.9%
Clean Harbors (1) 2,917 674
MSA Safety  2,128 357
RB Global  10,674 1,133
Tetra Tech  15,368 553
2,717
Construction & Engineering  1.8%
AECOM  7,620 860
API Group (1) 14,144 722
Comfort Systems USA  2,009 1,077
EMCOR Group  2,553 1,366
Everus Construction Group (1) 2,926 186
MasTec (1) 3,580 610
Valmont Industries  1,142 373
WillScot Holdings  10,238 280
5,474
Electrical Equipment  1.6%
Acuity  1,777 530
nVent Electric  9,374 687
Regal Rexnord  3,801 551
Sensata Technologies Holding  8,347 251
Vertiv Holdings, Class A  21,940 2,817
4,836
Ground Transportation  1.1%
Avis Budget Group (1)(3) 971 164
Knight-Swift Transportation Holdings  9,058 401

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Landstar System  1,994 277
Lyft, Class A (1) 22,904 361
Ryder System  2,315 368
Saia (1) 1,534 420
Schneider National, Class B  2,975 72
U-Haul Holding (1)(3) 475 29
U-Haul Holding, Non-Voting  5,820 316
XPO (1) 6,601 834
3,242
Machinery  2.9%
AGCO  3,569 368
Allison Transmission Holdings  4,887 464
CNH Industrial  50,544 655
Crane  2,831 538
Donaldson  6,853 475
Esab  3,275 395
Flowserve  7,496 392
Gates Industrial (1) 14,591 336
Graco  9,560 822
ITT  4,641 728
Lincoln Electric Holdings  3,121 647
Middleby (1) 2,902 418
Mueller Industries  6,240 496
Oshkosh  3,680 418
RBC Bearings (1) 1,784 686
Timken  3,599 261
Toro  5,738 406
8,505
Marine Transportation  0.1%
Kirby (1) 3,257 369
369
Passenger Airlines  0.3%
Alaska Air Group (1) 7,046 349
American Airlines Group (1) 37,527 421
770
Professional Services  2.3%
Amentum Holdings (1) 9,161 216
Booz Allen Hamilton Holding  7,192 749
CACI International, Class A (1) 1,250 596
Clarivate (1) 20,369 88
Concentrix  2,608 138
Dun & Bradstreet Holdings  17,704 161

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ExlService Holdings (1) 9,105 399
FTI Consulting (1) 1,923 310
Genpact  9,261 407
KBR  7,392 354
ManpowerGroup  2,650 107
Parsons (1) 3,036 218
Paylocity Holding (1) 2,594 470
Robert Half  5,691 234
Science Applications International  2,705 305
SS&C Technologies Holdings  12,178 1,008
TransUnion  11,224 988
6,748
Trading Companies & Distributors  2.5%
Air Lease  5,993 350
Applied Industrial Technologies  2,194 510
Core & Main, Class A (1) 10,931 660
Ferguson Enterprises  11,171 2,432
FTAI Aviation  5,865 675
MSC Industrial Direct, Class A  2,530 215
QXO (1) 34,272 738
SiteOne Landscape Supply (1) 2,543 308
Watsco  2,004 885
WESCO International  2,757 511
7,284
Total Industrials & Business Services 52,026
INFORMATION TECHNOLOGY  19.8%
Communications Equipment  0.4%
Ciena (1) 8,123 661
Lumentum Holdings (1) 3,955 376
Ubiquiti  243 100
1,137
Electronic Equipment, Instruments & Components  1.5%
Arrow Electronics (1) 2,970 378
Avnet  4,944 262
Cognex  9,655 306
Coherent (1) 8,834 788
Crane NXT  2,817 152
Flex (1) 21,950 1,096
Ingram Micro Holding (3) 1,181 25
IPG Photonics (1) 1,438 99
Littelfuse  1,414 321
TD SYNNEX  4,528 614

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vontier  8,509 314
4,355
IT Services  4.0%
Amdocs  6,357 580
Cloudflare, Class A (1) 17,795 3,485
DXC Technology (1) 10,324 158
Globant (1) 2,484 226
Kyndryl Holdings (1) 13,309 558
MongoDB (1) 4,541 954
Okta (1) 9,486 948
Snowflake, Class A (1) 18,021 4,033
Twilio, Class A (1) 8,142 1,012
11,954
Semiconductors & Semiconductor Equipment  2.9%
Allegro MicroSystems (1) 7,082 242
Amkor Technology  6,572 138
Astera Labs (1) 8,246 746
Cirrus Logic (1) 3,046 318
Entegris  8,631 696
GLOBALFOUNDRIES (1) 5,911 226
Lattice Semiconductor (1) 7,825 383
MACOM Technology Solutions Holdings (1) 3,642 522
Marvell Technology  49,843 3,858
MKS  3,866 384
Onto Innovation (1) 2,799 282
Qorvo (1) 5,361 455
Universal Display  2,528 390
8,640
Software  10.5%
Appfolio, Class A (1) 1,265 291
AppLovin, Class A (1) 13,746 4,812
Atlassian, Class A (1) 9,338 1,897
Aurora Innovation (1)(3) 56,685 297
Bentley Systems, Class B  9,058 489
BILL Holdings (1) 5,303 245
CCC Intelligent Solutions Holdings (1) 29,794 280
Confluent, Class A (1) 15,929 397
Datadog, Class A (1) 17,794 2,390
Docusign (1) 11,566 901
Dolby Laboratories, Class A  3,479 258
Dropbox, Class A (1) 11,646 333
Dynatrace (1) 16,908 934

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Elastic (1) 5,217 440
Gitlab, Class A (1) 7,563 341
Guidewire Software (1) 4,834 1,138
HubSpot (1) 2,934 1,633
Informatica, Class A (1) 6,031 147
Manhattan Associates (1) 3,465 684
MicroStrategy, Class A (1) 14,399 5,821
nCino (1) 6,135 172
Nutanix, Class A (1) 14,690 1,123
Pegasystems  5,004 271
Procore Technologies (1) 6,594 451
RingCentral, Class A (1) 4,608 131
Rubrik, Class A (1) 5,586 500
SailPoint (1) 3,459 79
Samsara, Class A (1) 15,438 614
SentinelOne, Class A (1) 16,768 307
Teradata (1) 5,478 122
UiPath, Class A (1) 25,066 321
Unity Software (1) 18,226 441
Zoom Communications (1) 15,130 1,180
Zscaler (1) 5,633 1,768
31,208
Technology Hardware, Storage & Peripherals  0.5%
Pure Storage, Class A (1) 17,884 1,030
Sandisk (1) 7,761 352
1,382
Total Information Technology 58,676
MATERIALS  4.9%
Chemicals  1.0%
Ashland  2,692 135
Axalta Coating Systems (1) 12,556 373
Celanese  6,420 355
Element Solutions  12,957 293
FMC  7,139 298
Huntsman  9,456 99
NewMarket  341 236
Olin  6,607 133
RPM International  7,320 804
Scotts Miracle-Gro  2,513 166
Westlake  1,923 146
3,038

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials  1.3%
CRH  39,107 3,590
Eagle Materials  1,897 383
3,973
Containers & Packaging  0.8%
AptarGroup  3,764 589
Crown Holdings  6,664 686
Graphic Packaging Holding  17,136 361
Sealed Air  8,392 260
Silgan Holdings  5,085 276
Sonoco Products  5,666 247
2,419
Metals & Mining  1.7%
Alcoa  14,869 438
Anglogold Ashanti  29,006 1,322
Carpenter Technology  2,771 766
Cleveland-Cliffs (1) 28,000 213
MP Materials (1)(3) 6,939 231
Reliance  3,039 954
Royal Gold  3,781 672
Southern Copper  4,703 476
5,072
Paper & Forest Products  0.1%
Louisiana-Pacific  3,626 312
312
Total Materials 14,814
REAL ESTATE  4.5%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  12,481 779
779
Health Care Real Estate Investment Trusts  0.3%
Healthcare Realty Trust, REIT  18,882 299
Medical Properties Trust, REIT (3) 28,707 124
Omega Healthcare Investors, REIT  16,526 606
1,029
Hotel & Resort Real Estate Investment Trusts  0.0%
Park Hotels & Resorts, REIT  11,300 116
116
Industrial Real Estate Investment Trusts  0.7%
Americold Realty Trust, REIT  16,405 273

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EastGroup Properties, REIT  3,001 502
First Industrial Realty Trust, REIT  7,364 354
Lineage, REIT (3) 4,064 177
Rexford Industrial Realty, REIT  13,728 488
STAG Industrial, REIT  10,742 390
2,184
Office Real Estate Investment Trusts  0.4%
Cousins Properties, REIT  9,602 288
Highwoods Properties, REIT  6,100 190
Kilroy Realty, REIT  6,749 232
Vornado Realty Trust, REIT  10,149 388
1,098
Real Estate Management & Development  0.6%
Howard Hughes Holdings (1) 1,780 120
Jones Lang LaSalle (1) 2,716 695
Zillow Group, Class A (1) 2,934 201
Zillow Group, Class C (1) 9,358 655
1,671
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  19,674 710
Equity LifeStyle Properties, REIT  10,915 673
Sun Communities, REIT  7,275 920
2,303
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT (3) 6,229 455
Brixmor Property Group, REIT  17,519 456
NNN REIT, REIT  10,760 465
1,376
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  13,025 554
EPR Properties, REIT  4,293 250
Gaming & Leisure Properties, REIT  15,197 709
Lamar Advertising, Class A, REIT  5,042 612
Millrose Properties, REIT (1) 6,894 196
National Storage Affiliates Trust, REIT  4,052 130
Rayonier, REIT  8,909 198
2,649
Total Real Estate 13,205

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  1.3%
Electric Utilities  0.3%
IDACORP  3,102 358
OGE Energy  11,560 513
871
Gas Utilities  0.4%
MDU Resources  11,669 194
National Fuel Gas  5,161 437
UGI  12,374 451
1,082
Independent Power & Renewable Electricity
Producers  0.4%
Brookfield Renewable  7,771 255
Clearway Energy, Class A  2,185 66
Clearway Energy, Class C  4,680 150
Talen Energy (1) 2,612 759
1,230
Water Utilities  0.2%
Essential Utilities  15,872 589
589
Total Utilities 3,772
Total Common Stocks (Cost $240,941) 293,454
EQUITY FUNDS  0.1%
SPDR S&P MidCap 400 ETF Trust (3) 566 321
Total Equity Funds (Cost $320) 321
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 256,315 256
Total Short-Term Investments (Cost $256) 256

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 4,553,454 4,553
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 4,553
Total Securities Lending Collateral (Cost $4,553) 4,553
Total Investments in Securities
100.7% of Net Assets
(Cost $246,070) $ 298,584
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 7++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 4,514  ¤  ¤ $ 4,809
Total $ 4,809^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,809.

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $246,070) $ 298,584
Receivable for shares sold 2,875
Dividends receivable 196
Cash 138
Due from affiliates 16
Other assets 7
Total assets 301,816
Liabilities
Obligation to return securities lending collateral 4,553
Payable for investment securities purchased 500
Payable for shares redeemed 72
Investment management fees payable 21
Other liabilities 65
Total liabilities 5,211
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 296,605

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 49,543
Paid-in capital applicable to 13,465,281 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 247,062
NET ASSETS $ 296,605
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $108; Shares outstanding: 4,922) $ 22.01
I Class
(Net assets: $146,930; Shares outstanding: 6,674,687) $ 22.01
Z Class
(Net assets: $149,567; Shares outstanding: 6,785,672) $ 22.04

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 1,433
Securities lending 9
Other 2
Total income 1,444
Expenses
Investment management 116
Shareholder servicing
I Class 26
Prospectus and shareholder reports
I Class
$
2
Z Class 2 4
Custody and accounting 138
Legal and audit 20
Miscellaneous 9
Waived / paid by Price Associates (214)
Total expenses 99
Net investment income 1,345
Realized and Unrealized Gain / Loss –
Net realized loss on securities (2,065)
Change in net unrealized gain / loss on securities 17,002
Net realized and unrealized gain / loss 14,937
INCREASE IN NET ASSETS FROM OPERATIONS $ 16,282

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,345 $ 1,978
Net realized gain (loss) (2,065) 5,868
Change in net unrealized gain / loss 17,002 27,587
Increase in net assets from operations 16,282 35,433
Distributions to shareholders
Net earnings
Investor Class – (1)
I Class – (2,680)
Z Class – (1,967)
Decrease in net assets from distributions – (4,648)
Capital share transactions
*
Shares sold
I Class 10,273 15,317
Z Class 53,338 59,186
Distributions reinvested
I Class – 2,680
Z Class – 1,967
Shares redeemed
Investor Class – (148)
I Class (9,764) (14,614)
Z Class (8,465) (12,419)
Increase in net assets from capital share
transactions 45,382 51,969

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 61,664 82,754
Beginning of period 234,941 152,187
End of period $ 296,605 $ 234,941
*Share information (000s)
Shares sold
I Class 508 790
Z Class 2,566 3,033
Distributions reinvested
I Class – 121
Z Class – 89
Shares redeemed
Investor Class – (7)
I Class (472) (759)
Z Class (400) (599)
Increase in shares outstanding 2,202 2,668

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-
capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the
Mid-Cap Index Fund (Investor Class), the Mid-Cap Index Fund–I Class (I Class)
and the Mid-Cap Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Mid-Cap Index Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 293,454 $ — $ — $ 293,454
Equity Funds 321 — — 321
Short-Term Investments 256 — — 256
Securities Lending Collateral 4,553 — — 4,553
Total $ 298,584 $ — $ — $ 298,584

T. ROWE PRICE Mid-Cap Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $4,428,000; the value of cash collateral and related investments was $4,553,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $96,403,000 and
$52,107,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $252,557,000. Net unrealized gain aggregated
$46,027,000 at period-end, of which $68,333,000 related to appreciated investments and $22,306,000 related to depreciated investments.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Mid-Cap Index Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $637,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Mid-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $25,000 for shareholder servicing costs related to the college savings plans, of which $8,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 94% of the outstanding shares of the I Class were held by college savings plans.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(81) $(133)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Mid-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,922 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Mid-Cap Index Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Mid-Cap Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted
that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F32-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025